Quarterly Results of Operations (Unaudited) (Details) (USD $) In Thousands, except Per Share data, unless otherwise specified	3 Months Ended								12 Months Ended
	Dec. 31, 2012	Sep. 30, 2012	Jul. 01, 2012	Apr. 01, 2012	Dec. 31, 2011	Sep. 30, 2011	Jun. 30, 2011	Mar. 31, 2011	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Quarterly Results of Operations
Revenues	$ 141,204	$ 145,237	$ 155,297	$ 151,659	$ 156,191	$ 131,139	$ 130,061	$ 121,033	$ 593,397	$ 538,424	$ 499,353
Gross profit	19,867	22,774	25,508	23,817	26,612	27,117	27,396	21,129	91,966	102,254	99,057
Income /(loss) before income taxes and noncontrolling interests	(1,178)	1,617	4,566	1,736	5,680	9,673	8,015	1,532	6,741	24,900	24,692
Net income /(loss) attributable to Michael Baker Corporation
Net income from continuing operations attributable to Michael Baker Corporation	(2,192)	659	2,684	959	4,005	7,117	4,954	748	2,110	16,824	14,678
Income/(loss) from discontinued operations, net of tax	(100)	322	(236)	737	380	116	(100)	84	723	480	(2,512)
Net income attributable to Michael Baker Corporation	$ (2,292)	$ 981	$ 2,448	$ 1,696	$ 4,385	$ 7,233	$ 4,854	$ 832	$ 2,833	$ 17,304	$ 12,166
Diluted earnings/(loss) per common share
Continuing operations	$ (0.23)	$ 0.07	$ 0.28	$ 0.10	$ 0.43	$ 0.76	$ 0.53	$ 0.08	$ 0.22	$ 1.80	$ 1.60
Discontinued operations	$ (0.01)	$ 0.03	$ (0.03)	$ 0.08	$ 0.04	$ 0.01	$ (0.01)	$ 0.01	$ 0.07	$ 0.05	$ (0.27)
Total	$ (0.24)	$ 0.10	$ 0.25	$ 0.18	$ 0.47	$ 0.77	$ 0.52	$ 0.09